Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
IPO closing date	Jan. 25, 2017
Anti-dilutive non-vested securities excluded from calculation of diluted earnings per share	168,641	430,625	778,134
Anti-dilutive impact of share options on calculation of the diluted earnings per share excluded from calculation	4,626,385	3,028,275	1,866,740